Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	apvt5_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 29, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Class K Shares of the Multimanager Technology Portfolio.

*****

The first sentence of the second paragraph under the section entitled "Investments, Risks, and Performance – Risk/Return Bar Chart and Table" is hereby deleted and replaced with the following information:

The Class K shares commenced operations on August 29, 2012.

Multimanager Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apvt5_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 29, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Class K Shares of the Multimanager Technology Portfolio.

*****

The first sentence of the second paragraph under the section entitled "Investments, Risks, and Performance – Risk/Return Bar Chart and Table" is hereby deleted and replaced with the following information:

The Class K shares commenced operations on August 29, 2012.